Investment portfolio	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Investment portfolio
7.	Investment portfolio

	As at
	December 31, 2022	December 31, 2021
Equities	11,504	16,820
Other	1,016	1,268

Total	12,520	18,088